UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/08
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 607 West Avenue
Jenkintown, PA  19046

Form 13F File Number: 028-11589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
August 14, 2008

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                20
                                              -----------
Form 13F Information Table Value Total:       $    52,139
                                              -----------
                                              (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Matthew 25 Management Corp.
FORM 13F
As of 6/30/08



                       TITLE             FAIR                                   VOTING
                        OF               MARKET   SHARES/    INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER         CLASS  CUSIP      VALUE    PRN AMT    DISCRETION MANAG.   SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------
Apple Inc.               COM  037833100  2,930    17,500 SH    SOLE              17,500
Abington Community Banc. COM  00350R106  3,147   345,000 SH    SOLE             345,000
Advanta Corporation      CLA  007942105  1,472   268,150 SH    SOLE             268,150
Advanta Corporation      CLB  007942204    723   115,000 SH    SOLE             115,000
TD Ameritrade Holding    COM  87236Y108  2,714   150,000 SH    SOLE             150,000
Berkshire Hathawayc.     CLA  084670108  2,777        23 SH    SOLE                  23
Black & Decker Corp.     COM  091797100  2,789    48,500 SH    SOLE              48,500
Cabelas, Inc.            COM  126804301  3,303   300,000 SH    SOLE             300,000
East West Bancorp Inc    COM  27579R104  1,836   260,000 SH    SOLE             260,000
El Paso Corporation      COM  28336L109  4,402   202,500 SH    SOLE             202,500
Federal Agric. Mortgage  CLC  313148306  4,956   200,000 SH    SOLE             200,000
Federal Agric. Mortgage  CLA  313148108  1,046    73,400 SH    SOLE              73,400
Goldman Sachs Group      COM  38141G104  3,061    17,500 SH    SOLE              17,500
Honda Motor Ltd.     AmerSHS  438128308  2,722    80,000 SH    SOLE              80,000
Polaris Industries, Inc. COM  731068102  4,179   103,500 SH    SOLE             103,500
Smuckers J M             COM  832696405  1,361    33,500 SH    SOLE              33,500
Terex Corp               COM  880779103  2,106    41,000 SH    SOLE              41,000
United Parcel Service    CLB  911312106  1,967    32,000 SH    SOLE              32,000
Verizon Communications   COM  92343V104  2,708    76,500 SH    SOLE              76,500
Zimmer Holdings          COM  98956P102  1,940    28,500 SH    SOLE              28,500



REPORT SUMMARY:                 20      52,139
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